Retirement Plans (Details) - Schedule of Accumulated Comprehensive Loss	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Accumulated Comprehensive Loss [Abstract]
Net loss (gain)	$ 7,277
Amortization of net gain	1,534
Effect of settlement	1,157
Other adjustments	(4,005)
Total recorded during the period	$ 5,963